Business Combination (Details) - Schedule of Fair Value of Each Class of Recognized Assets and Liabilities	12 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Fair Value of Each Class of Recognized Assets and Liabilities [Abstract]
Total purchase price (for 60% of equity interest)	$ 94,647
Cash and bank balances	2,189
Trade and other receivables	156,006
Property and equipment, net	12,672
Total identifiable assets	170,867
Total liabilities assumed	(144,719)
Less: non-controlling interest identified	10,459
Total fair value of identifiable assets as of acquisition date	15,689
Goodwill	$ 78,958